Income tax benefit / (expense)	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Income tax benefit / (expense)	Income tax benefit / (expense)

(EUR thousand)		For the financial year ended March 31
Income tax	Notes	2024	2023	2022
Current income tax expense		(26,201)	(9,947)	(5,787)
Adjustments in respect of current income tax of prior years(1)		(119)	5,051	4,225
Adjustments in respect of deferred income tax of prior years(1)	28	(324)	1,144	—
Deferred tax benefit(2)	28	37	2,702	16,174
Income tax benefit / (expense) reported in the income statement		(26,607)	(1,050)	14,612

(1) The adjustment in respect of current income tax of prior years for the financial year ended March 31, 2024 mainly relates to the tax treatment of warrants in Switzerland whereas the deferred tax for prior years mainly includes a decrease of deferred tax assets related to tax loss carry forwards incurred in Germany amounting to EUR1.2 million and Portugal amounting to EUR0.3 million. The prior year deferred tax expense is partially offset with a deferred tax income resulting from the updated estimate of deferred tax on amortization of intangible assets from past business combination amounting to EUR1.6 million. The adjustment in respect to current income taxes of prior years for the financial year ended March 31, 2023 mainly comprises of a benefit of EUR4.2 million resulting from the reversal of a previously-recorded uncertain tax position as a consequence of the final tax assessment received from the relevant authorities; and a EUR0.6 million penalty reduction for the withholding tax on interests and license fees in Italy.
(2) Furthermore, the deferred tax benefit posted includes a deferred tax expense resulting from changes in tax rates amounting to EUR0.2 million
The below table reconciles the income tax calculated by applying the Swiss statutory tax rate applicable to the Company, to the effective taxes reported in the income statement:

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Profit / (Loss) before tax	47,533	(22,449)	(111,247)
Effective tax
Tax benefit/(expense) calculated at the Swiss statutory tax rate of 18.8% (18.8% in both FY2022/23 and FY 2021/22) applicable to the Company	(8,941)	4,221	20,919
Adjustments in respect of prior years	(443)	5,051	141
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	188	2,428	(124)
Expenses not deductible for tax purposes	(9,805)	(7,349)	(5,648)
Current year losses for which no deferred income tax asset is recognized	(6,293)	(5,039)	(2,583)
Effect of income taxed at different tax rates	(1,580)	(4,667)	(1,400)
Tax-exempt income	2,168	1,885	2,027
Other tax items	(1,901)	2,420	1,280
Total reported effective tax benefit / (expense)	(26,607)	(1,050)	14,612
The reconciliation item Expenses not deductible for tax purposes mainly includes tax effects resulting from non deductible interest expenses amounting to EUR 7.7 million.
Other tax items mainly compromise of non-creditable withholding taxes incurred in Switzerland amounting to EUR2.1 million.

(EUR thousand)		For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	Note	2024	2023	2022
Tax effect on actuarial gains / losses	28	182	86	(570)
Tax effect on other investments at FVOCI	28	168	(181)	—
Total tax effect		350	(95)	(570)